Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Activity in Accident and Health Claim Reserves
Activity in the accident and health claim reserves is summarized as follows:

	2017	2016	2015
Balance at January 1, net of reinsurance and investment contract recoverables of $396,850, $340,048, and $283,252, respectively	$196,603	157,321	135,168
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	242	34	323
Incurred related to:
Current year	105,873	93,844	71,378
Prior years	(5,496)	789	(4,275)
Total incurred	100,377	94,633	67,103
Paid related to:
Current year	6,451	5,829	4,331
Prior years	61,917	49,556	40,942
Total paid	68,368	55,385	45,273
Balance at December 31, net of reinsurance and investment contract recoverables of $447,140, $396,850, and $340,048, respectively	$228,854	196,603	157,321